Cover	9 Months Ended
Jul. 31, 2022
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2022
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--10-31
Entity File Number	001-14446
Entity Registrant Name	TORONTO DOMINION BANK
Entity Central Index Key	0000947263
Entity Address, Address Line One	c/o General Counsel’s Office
Entity Address, Address Line Two	P.O. Box 1
Entity Address, Address Line Three	Toronto Dominion Centre
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5K 1A2